Note 23 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Credit commitments	$ 481,389	$ 443,124
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	405,426	382,851
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 75,963	$ 60,273